Annual Total Returns[BarChart] - ProShares Ultra MSCI Emerging Markets - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	25.32%	(42.01%)	34.82%	(11.27%)	(11.07%)	(33.58%)	15.29%	81.44%	(33.80%)	31.77%